Common Shares	12 Months Ended
Oct. 31, 2023
Equity [Abstract]
Common Shares
11.	Common Shares
The Company has an
un
limit
ed
number of authorized shares of common shares, with no par value. As of October 31, 2023 and 2022 there were 23,197,976 and 665,767 common shares outstanding, respectively, as adjusted to reflect the Reverse Recapitalization through the application of a retrospective adjustment.
The holders of the common stock are entitled to one vote for each share of common stock held on all matters submitted to a vote of shareholders. Common shareholders are entitled to receive dividends, as may be declared by the board of directors, or the Board, if any, subject to the preferential dividend rights of preferred stock. Through October 31, 2023, no cash dividends had been declared or paid.
Common share warrants
As of October 31, 2023, the Company had 10,411,641 warrants to purchase common shares of the Company outstanding. As of October 31, 2022 the Company did not have any warrants to purchase common shares outstanding.
The warrants to purchase common shares as of October 31, 2023 have the same terms as the FEAC public warrants issued in connection with FEAC’s IPO, have an exercise price of $11.50, are exercisable beginning 30 days after the completion of the Reverse Recapitalization and expire on October 31, 2028, or five years after the completion of the Reverse Recapitalization. The common share warrants have been determined to be equity classified as they do not meet the definition of a liability under ASC 480 and are considered indexed to the Company’s own stock as prescribed by ASC 815.
As of October 31, 2023, and 2022, the Company has reserved the following shares of common shares for the exercise of common share warrants, share options, and remaining shares reserved for future issuance under the Plan:

	October 31,	October 31,
	2023	2022
Preferred Stock, as converted	—	5,983,339
Warrants to purchase redeemable convertible preferred shares	—	3,194,756
Warrants to purchase common shares	10,411,641	—
Options to purchase common shares*	2,706,941	1,575,785
Remaining shares reserved for future issuance under the equity plans	2,607,943	170,158

Total	15,726,525	10,924,038

*
As of October 31, 2023, amount includes the 1,046,764 shares with exercisability conditions of (i) the completion of the Reverse Recapitalization, and (ii) the filing an effective registration statement to register the shares underlying the option award, which is deemed probable as of October 31, 2023.